DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2014
DEBT AND INTEREST
Schedule of short-term debt obligations

MILLIONS,	2014		2013
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$887.8	0.46%	$304.8	0.34%
Notes payable	62.1	9.65%	50.9	9.43%
Long-term debt, current maturities	755.5		505.3
Total	$1,705.4		$861.0

Schedule of long-term debt obligations

MILLIONS, EXCEPT INTEREST RATES

			2014			2013
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE
Long-term debt
Description / 2014 Principal Amount
Three year 2011 senior notes ($0 million)	2014	—	—	—	$499.9	2.38%	2.40%
Seven year 2008 senior notes ($250 million)	2015	$250.0	4.88%	4.99%	249.7	4.88%	4.99%
Three year 2012 senior notes ($500 million)	2015	500.0	1.00%	1.02%	499.9	1.00%	1.02%
Series B private placement senior notes (€175 million)	2016	217.9	4.59%	4.67%	237.8	4.59%	4.67%
Five year 2011 senior notes ($1.25 billion)	2016	1,249.1	3.00%	3.04%	1,248.6	3.00%	3.04%
Term loan ($400 million)	2016	400.0	1.29%	1.29%	800.0	1.33%	1.33%
Five year 2012 senior notes ($500 million)	2017	497.6	1.45%	0.93%	499.7	1.45%	1.47%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.4	4.35%	4.36%	1,249.3	4.35%	4.36%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Thirty year 2011 senior notes ($750 million)	2041	743.1	5.50%	5.53%	742.8	5.50%	5.53%
Capital lease obligations		9.3			12.7
Other		3.1			8.4
Total debt		5,619.5			6,548.8
Long-term debt, current maturities		(755.5)			(505.3)
Total long-term debt		$4,864.0			$6,043.5

Schedule of aggregate annual maturities of long-term debt	As of December 31, 2014, the aggregate annual maturities of long-term debt for the next five years were:
MILLIONS
2015	$756
2016	1,869
2017	499
2018	250
2019	1

Schedule of interest expense and interest income
MILLIONS	2014	2013	2012
Interest expense	$268.0	$272.8	$285.6
Interest income	(11.4)	(10.5)	(8.9)
Interest expense, net	$256.6	$262.3	$276.7